Members' and Stockholders' Equity - Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest [Roll Forward]
Redeemable non-controlling interest as of December 2, 2021	$ 238,265	$ 0
Net income (loss) attributable to redeemable non-controlling interest	(11,510)	(14,598)	$ 0
Redemption value adjustment	366,522	(366,522)
Redeemable non-controlling interest as of December 31, 2021	$ 593,277	$ 593,277	$ 0